Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing income [Abstract]
Net change in fair value of derivative financial instruments	$ 104	$ 24	$ 0
Net gain from changes in exchange rates and interest income	1	1	52
Finance income	105	25	52
Financing expenses [Abstract]
Interest expenses to banks and others	120	151	101
Financing expenses in relation to employee benefits	38	17	18
Banks and finance institutions commissions	16	4	5
Net change expenses in fair value of derivative financial instruments	0	0	57
Net loss from changes in exchange rates	78	7	0
Financing expenses	252	179	181
Net of borrowing costs capitalized	23	22	21
Finance expenses	229	157	160
Net financing expenses recorded in the income statements	$ 124	$ 132	$ 108